Investments accounted for using the equity method - Summary of Investments in Associates and Joint Ventures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Investments in subsidiaries, joint ventures and associates	€ 3,591	€ 3,402	€ 2,847
BioAtrium AG
Disclosure of transactions between related parties [line items]
Proportion of voting rights held in joint venture	31.20%
Investments in joint ventures	€ 70	73	73
Other investments
Disclosure of transactions between related parties [line items]
Proportion of voting rights held in joint venture	0.00%
Investments in joint ventures	€ 142	126	99
Infraserv GmbH & Co. Höchst KG
Disclosure of transactions between related parties [line items]
% interest	21.20%
Investments in associates	€ 3,342	3,055	2,496
Onduo LLC
Disclosure of transactions between related parties [line items]
% interest	19.90%
Investments in associates	€ 0	108	141
Entities and companies managed by Bristol Mayers Squibb
Disclosure of transactions between related parties [line items]
% interest	49.90%
Investments in associates	€ 37	€ 40	€ 38